UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 12.4%
Automobiles & Parts - 2.7%
Harley-Davidson, Inc.	14,900	$784,187
Johnson Controls, Inc.	47,950	1,508,986
LKQ Corp. (a)	22,050	467,240
		2,760,413
General Retailers - 4.4%
Bed Bath & Beyond Inc. (a)	18,200	1,032,850
Best Buy Co., Inc.	67,690	1,110,793
Kohl's Corp.	29,660	1,367,326
Target Corp.	16,660	1,048,914
		4,559,883
Household Products - 1.4%
D.R. Horton, Inc.	25,550	569,765
Jarden Corp. (a)	14,190	881,341
		1,451,106
Leisure Goods - 0.6%
Brunswick Corp.	15,875	578,485

Media - 2.5%
The Walt Disney Co.	19,850	1,083,611
Time Warner Inc.	15,400	818,818
Viacom Inc. Class B	12,850	751,211
		2,653,640
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	20,450	810,638

Consumer Staples - 6.7%
Beverages - 1.2%
PepsiCo, Inc.	16,975	1,286,196

Food & Drug Retailers - 4.5%
Sysco Corp.	24,770	796,603
Walgreen Co.	56,900	2,329,486
Wal-Mart Stores, Inc.	22,375	1,583,702
		4,709,791
Household Goods & Home Construction - 1.0%
The Procter & Gamble Co.	13,475	1,026,525

Energy - 14.5%
Oil & Gas Producers - 12.0%
Anadarko Petroleum Corp.	12,992	1,033,903
Apache Corp.	9,250	686,998
Chevron Corp.	16,145	1,891,387
Devon Energy Corp.	18,875	1,024,157
Encana Corp.	40,925	735,832
Exxon Mobil Corp.	35,370	3,167,383
Forest Oil Corp. (a)	147,825	857,385
Goodrich Petroleum Corp. (a)	55,025	709,272
Hess Corp.	15,820	1,052,030
Noble Energy, Inc.	4,875	540,296
Southwestern Energy Co. (a)	22,300	764,221
		12,462,864

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 2.5%
Helmerich & Payne, Inc.	8,200	$543,332
Schlumberger Ltd.	20,444	1,591,565
Seadrill Ltd.	13,615	499,262
		2,634,159
Financials - 16.9%
Banks - 9.7%
Associated Banc-Corp	93,940	1,351,797
Bank of America Corp.	199,900	2,244,877
Citigroup Inc.	45,075	1,891,798
First Horizon National Corp.	101,010	1,073,736
JPMorgan Chase & Co.	44,875	2,195,285
PNC Financial Services Group, Inc.	12,530	781,747
Zions Bancorporation	23,150	558,841
		10,098,081
Financial Services - 5.2%
CIT Group Inc. (a)	19,000	795,340
Discover Financial Services	12,920	497,808
MSCI Inc. (a)	43,575	1,443,640
Northern Trust Corp.	19,295	1,025,915
State Street Corp.	28,200	1,595,838
		5,358,541
Insurance - 1.0%
Aflac, Inc.	20,760	1,036,962

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	58,100	519,414
Host Hotels & Resorts Inc.	30,825	513,853
		1,033,267
Health Care - 9.2%
Health Care Equipment & Services - 5.3%
Baxter International Inc.	11,060	747,656
Express Scripts Holding Co. (a)	37,125	2,112,784
Henry Schein, Inc. (a)	6,040	538,889
Medtronic, Inc.	17,265	776,234
ResMed Inc.	11,675	519,421
Zimmer Holdings, Inc.	10,570	792,327
		5,487,311
Health Care Services - 1.3%
McKesson Corp.	12,375	1,313,359

Pharmaceuticals & Biotechnology - 2.6%
Amgen Inc.	8,515	778,356
Celgene Corp. (a)	9,000	928,620
Johnson & Johnson	13,735	1,045,371
		2,752,347

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 14.6%
Construction & Materials - 1.3%
Masco Corp.	70,800	$1,363,608

Electrical Equipment - 1.3%
Emerson Electric Co.	23,050	1,306,935

General Industrials - 3.7%
General Electric Co.	93,700	2,175,714
3M Co.	15,845	1,647,880
		3,823,594
Industrial Engineering - 4.6%
ABB Ltd. ADR	82,825	1,881,784
Illinois Tool Works Inc.	16,950	1,042,425
Ingersoll-Rand PLC	10,300	542,295
Rockwell Automation, Inc.	14,425	1,303,154
		4,769,658
Industrial Transportation - 1.3%
FedEx Corp.	12,825	1,352,140

Support Services - 2.4%
EnergySolutions (a)	430,900	1,602,948
Mobile Mini, Inc. (a)	34,450	927,394
		2,530,342
Information Technology - 25.5%
Computer Programs - 3.1%
Electronic Arts Inc. (a)	112,910	1,979,312
Take-Two Interactive Software, Inc. (a)	86,500	1,266,360
		3,245,672
Electronic & Electrical Equipment - 0.9%
Maxwell Technologies, Inc. (a)	103,250	903,438

Internet Programs & Services - 0.7%
eBay Inc. (a)	14,095	770,715

IT Services - 1.7%
Alliance Data Systems Corp. (a)	4,900	777,581
Visa Inc. Class A	6,395	1,014,503
		1,792,084
Software & Computer Services - 5.6%
Google Inc. Class A (a)	2,020	1,618,424
Microsoft Corp.	114,451	3,181,738
Oracle Corp.	31,250	1,070,625
		5,870,787

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 13.5%
Altera Corp.	29,325	$1,038,691
Broadcom Corp. Class A	39,040	1,331,654
Cisco Systems, Inc.	98,060	2,044,551
EMC Corp. (a)	43,200	994,032
Hewlett-Packard Co.	49,700	1,000,958
Intel Corp.	88,225	1,839,491
JDS Uniphase Corp. (a)	146,760	2,078,122
Linear Technology Corp.	20,920	799,981
Maxim Integrated Products, Inc.	24,980	778,876
Qualcomm, Inc.	31,805	2,087,362
		13,993,718

TOTAL COMMON STOCKS (COST $93,469,626)		103,736,259

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.113% (b)	772	772

Total Money Market Funds		772

TOTAL SHORT-TERM INVESTMENTS (COST $772)		772

TOTAL INVESTMENTS - 99.8% (COST $93,470,398)		103,737,031

NET OTHER ASSETS AND LIABILITIES - 0.2%		180,258

NET ASSETS - 100.0%		$103,917,289

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at February 28, 2013.

ADR: American Depositary Receipt
PLC: Public Limited Company

At February 28, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$94,296,048
Unrealized appreciation	$16,210,462
Unrealized depreciation	$(6,769,479)
Net unrealized appreciation (depreciation)	$9,440,983

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 17.8%
Automobiles & Parts - 2.8%
Allison Transmission Holdings, Inc.	13,025	$300,878
Harley-Davidson, Inc.	5,375	282,886
LKQ Corp. (a)	8,920	189,015
		772,779
General Retailers - 6.5%
Bed Bath & Beyond Inc. (a)	8,430	478,402
Best Buy Co., Inc.	9,000	147,690
Jos. A. Bank Clothiers, Inc. (a)	8,460	351,090
Kohl's Corp.	10,570	487,277
Nordstrom, Inc.	6,070	329,115
		1,793,574
Household Products - 2.4%
D.R. Horton, Inc.	6,525	145,508
Jarden Corp. (a)	8,525	529,488
		674,996
Leisure Goods - 1.1%
Brunswick Corp.	8,075	294,253

Personal Goods - 3.2%
Coach, Inc.	8,478	409,742
Hanesbrands, Inc. (a)	12,353	489,673
		899,415
Travel & Leisure - 1.8%
Darden Restaurants, Inc.	10,731	496,523

Consumer Staples - 2.1%
Food Producers - 2.1%
Ingredion Inc.	2,100	139,020
McCormick & Co., Inc.	2,143	144,160
The J. M. Smucker Co.	3,062	291,809
		574,989
Energy - 11.3%
Oil & Gas Producers - 9.0%
Bill Barrett Corp. (a)	11,990	216,420
Denbury Resources Inc. (a)	3,585	64,960
Encana Corp.	7,175	129,007
Forest Oil Corp. (a)	39,475	228,955
Goodrich Petroleum Corp. (a)	27,150	349,964
Lone Pine Resources Inc. (a)	19,942	20,540
Murphy Oil Corp.	3,476	211,619
Noble Energy, Inc.	4,533	502,392
Oasis Petroleum Inc. (a)	4,250	155,975
Quicksilver Resources Inc. (a)	25,430	47,300
Range Resources Corp.	6,140	471,552
Swift Energy Co. (a)	2,600	35,152
Ultra Petroleum Corp. (a)	2,700	46,062
		2,479,898

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 2.3%
Dresser-Rand Group, Inc. (a)	3,470	$213,960
Helmerich & Payne, Inc.	3,220	213,357
Seadrill Ltd.	5,435	199,301
		626,618
Financials - 17.4%
Banks - 5.9%
Associated Banc-Corp	38,584	555,224
First Horizon National Corp.	54,545	579,813
Regions Financial Corp.	18,985	145,235
SunTrust Banks, Inc.	4,970	137,122
Zions Bancorporation	9,260	223,536
		1,640,930
Financial Services - 6.8%
CIT Group Inc. (a)	6,650	278,369
Discover Financial Services	8,654	333,439
Eaton Vance Corp.	5,745	219,402
MSCI Inc. (a)	16,685	552,774
Northern Trust Corp.	9,300	494,481
		1,878,465
Insurance - 1.8%
Cincinnati Financial Corp.	4,820	216,948
Unum Group	11,710	286,544
		503,492
Real Estate Investment Trusts - 2.9%
DiamondRock Hospitality Co.	31,350	280,269
Host Hotels & Resorts Inc.	16,660	277,722
LaSalle Hotel Properties	10,175	258,343
		816,334
Health Care - 10.5%
Health Care Equipment & Services - 9.0%
Henry Schein, Inc. (a)	3,869	345,192
Masimo Corp. (a)	6,850	135,973
MedAssets Inc. (a)	22,315	412,158
Natus Medical Inc. (a)	29,225	371,158
Patterson Cos., Inc.	9,280	337,235
ResMed Inc.	9,325	414,869
Waters Corp. (a)	2,224	206,209
Zimmer Holdings, Inc.	3,675	275,478
		2,498,272
Health Care Services - 1.0%
McKesson Corp.	2,595	275,407

Pharmaceuticals & Biotechnology - 0.5%
Illumina, Inc. (a)	2,675	134,098

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 13.9%
Construction & Materials - 3.1%
Masco Corp.	24,375	$469,463
Mueller Water Products, Inc. Class A	33,900	190,518
USG Corp. (a)	6,650	187,663
		847,644
Electrical Equipment - 1.0%
Regal-Beloit Corp.	3,680	284,390

Industrial Engineering - 4.6%
Ingersoll-Rand PLC	8,075	425,149
Rockwell Automation, Inc.	4,485	405,175
SPX Corp.	5,650	454,882
		1,285,206
Support Services - 5.2%
Cintas Corp.	6,300	276,570
EnergySolutions (a)	146,560	545,203
Mobile Mini, Inc. (a)	14,620	393,570
W.W. Grainger, Inc.	963	218,081
		1,433,424
Information Technology - 20.7%
Computer Programs - 5.0%
Electronic Arts Inc. (a)	37,340	654,570
Take-Two Interactive Software, Inc. (a)	49,885	730,316
		1,384,886
Electronic & Electrical Equipment - 3.7%
Celestica Inc. (a)	16,381	133,178
Flextronics International Ltd. (a)	31,542	209,754
Maxwell Technologies, Inc. (a)	55,950	489,562
Molex Inc. Class A	8,985	204,139
		1,036,633
IT Services - 2.5%
Alliance Data Systems Corp. (a)	2,540	403,073
Fiserv, Inc. (a)	3,422	280,980
		684,053
Technology Hardware & Equipment - 9.5%
Altera Corp.	7,850	278,047
Broadcom Corp. Class A	17,055	581,746
Cavium Inc. (a)	11,175	412,581
JDS Uniphase Corp. (a)	43,131	610,735
Linear Technology Corp.	9,160	350,278
Maxim Integrated Products, Inc.	13,026	406,151
		2,639,538

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.2%
Chemicals - 3.2%
Ecolab Inc.	6,181	$473,156
International Flavors & Fragrances Inc.	5,560	405,769
		878,925
Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	6,146	272,329

Utilities - 2.0%
Electricity - 0.5%
Pepco Holdings, Inc.	6,260	127,015

Gas, Water & Multiutilities - 1.5%
MDU Resources Group, Inc.	9,147	220,992
SCANA Corp.	4,189	204,591
		425,583

TOTAL COMMON STOCKS (COST $23,557,862)		27,659,669

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.113% (b)	803	803

Total Money Market Funds		803

TOTAL SHORT-TERM INVESTMENTS (COST $803)		803

TOTAL INVESTMENTS - 99.9% (COST $23,558,665)		27,660,472

NET OTHER ASSETS AND LIABILITIES - 0.1%		14,568

NET ASSETS - 100.0%		$27,675,040

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at February 28, 2013

PLC: Public Limited Company

At February 28, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$23,878,586
Unrealized appreciation	$5,241,853
Unrealized depreciation	$(1,459,967)
Net unrealized appreciation (depreciation)	$3,781,886

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

4

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Principal
Amount		Value
BONDS - 97.0%

Asset-Backed Securities - 4.5%
Ameritech Capital Funding Corp.
9.100% due 6/1/2016	$4,694	$5,391

Beaver Valley II Funding
9.000% due 6/1/2017	10,000	10,145

Continental Airlines 2009-2 Class B
9.250% due 5/10/2017	750,485	840,543

Continental Airlines 2010-1 Class B
6.000% due 1/12/2019	81,588	84,035

Delta Air Lines 2007-1 A
6.821% due 8/10/2022	10,573,605	11,909,051

Delta Air Lines 2009-1 B
9.750% due 12/17/2016	578,191	641,793

Express Pipeline LP
7.390% due 12/31/2017 (d)	2,638,000	2,942,111

General American Railcar 1997-1
6.690% due 9/20/2016 (d)	337,852	348,304

General American Railcar II
6.210% due 9/20/2017	5,887,235	6,143,433

General American Railcar III
7.760% due 8/20/2018 (d)	1,164,280	1,228,669

Maritimes & Northeast Pipeline LLC
7.500% due 5/31/2014 (d)	29,172,000	30,501,601

Midwest Family Housing LLC
5.168% due 7/1/2016 (d)	332,000	344,430

Northwest Airlines 1999-2 Class A Trust
7.575% due 3/1/2019	96,824	104,570

Northwest Airlines 2001-1 Class A-1
7.041% due 4/1/2022	470,605	534,137

Northwest Airlines 2002-1 Class G-2 Trust
6.264% due 11/20/2021	1,013,315	1,075,431

Northwest Airlines 2007-1 Class A Trust
7.027% due 11/1/2019	7,504,716	8,452,561

PPL Montana LLC
8.903% due 7/2/2020	2,920,165	3,277,885

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Prologis, Inc.
7.810% due 2/1/2015	$2,010,600	$2,054,377

World Financial Properties Tower B Corp.
6.910% due 9/1/2013 (d)	123,145	124,437

Total Asset-Backed Securities		70,622,904

Convertible Bonds - 1.9%
EMC Corp.
1.750% due 12/1/2013	1,000,000	1,446,250

Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,272,455

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	15,000	15,009

Prologis, Inc.
2.625% due 5/15/2038	20,922,000	21,000,458
2.625% due 5/15/2038	60,000	60,225

Total Convertible Bonds		29,794,397

Corporate Bonds - 88.0%
Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	24,084,031

Aetna Inc.
6.750% due 9/15/2013	188,000	193,638

Alltel Corp.
6.500% due 11/1/2013	8,000	8,315

Altria Group, Inc.
7.000% due 11/4/2013	35,000	36,328
8.500% due 11/10/2013	90,000	94,857

American Express
6.650% due 9/15/2015	90,000	101,172
6.900% due 9/15/2015	277,000	312,509

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,301,043

American General Finance
6.000% due 10/15/2014	1,000,000	993,473
6.000% due 12/15/2014	1,000,000	996,692

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
American Standard Inc.
5.500% due 4/1/2015	$25,000	$26,719

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,804,460

Anadarko Petroleum Corp.
7.625% due 3/15/2014	10,000	10,682

Arden Realty LP
5.250% due 3/1/2015	3,040,000	3,254,135

Arrow Electronics, Inc.
6.875% due 7/1/2013	40,000	40,781

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,355,996

Associated Banc-Corp
9.250% due 10/15/2018	359,000	364,033

Associates Corp. N.A.
6.950% due 11/1/2018	691,000	845,991

Astoria Financial Corp.
5.000% due 6/19/2017	26,825,000	28,544,992

AutoZone, Inc.
4.375% due 6/1/2013	155,000	156,398

Avnet, Inc.
6.000% due 9/1/2015	90,000	98,496
6.625% due 9/15/2016	551,000	626,527

Avon Products, Inc.
4.800% due 3/1/2013	381,000	381,000
5.625% due 3/1/2014	4,085,000	4,256,460
5.750% due 3/1/2018	5,275,000	5,695,665
6.500% due 3/1/2019	24,251,000	27,297,483

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	6,001,035

Bank of America Corp.
4.750% due 8/15/2013	565,000	574,641
4.750% due 8/15/2013	20,000	20,220
7.375% due 5/15/2014	866,000	931,716
5.375% due 6/15/2014	50,000	52,837
5.350% due 9/15/2015	549,000	593,516
5.250% due 12/1/2015	333,000	361,155

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp. (continued)
5.625% due 10/14/2016	$935,000	$1,056,306
6.000% due 8/15/2017	115,000	129,946
6.050% due 8/15/2017	948,000	1,076,541
5.750% due 12/1/2017	555,000	642,318
5.350% due 3/15/2018	81,000	89,262
5.800% due 2/15/2019	10,000	11,148
7.625% due 6/1/2019	730,000	931,162
6.400% due 8/15/2019	141,000	163,284
6.750% due 8/15/2019	671,000	796,935
4.625% due 3/30/2020 (b)	405,000	408,313
4.250% due 5/6/2020 (b)	1,018,000	1,017,996
5.560% due 11/23/2020 (b)	85,000	85,347
5.380% due 3/11/2022 (b)	25,000	25,006
4.250% due 5/31/2022 (b)	748,000	752,083
4.335% due 9/7/2022 (b)	26,000	25,899
6.000% due 3/15/2038	100,000	100,000
6.150% due 3/15/2038	45,000	44,795

Bear Stearns Cos. LLC
5.300% due 9/15/2013	20,000	20,369
3.214% due 3/10/2014 (a)	270,000	276,156
3.164% due 4/10/2014 (a)	100,000	103,177

Best Buy Co., Inc.
7.250% due 7/15/2013 (a)	570,000	577,125
3.750% due 3/15/2016	17,902,000	17,275,430

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	19,239,000	20,646,294

Black Hills Corp.
9.000% due 5/15/2014	2,452,000	2,669,169

Boston Properties LP
5.625% due 4/15/2015	331,000	363,351

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,468,632
6.250% due 11/15/2015 (a)	3,358,000	3,778,714

Brinker International
5.750% due 6/1/2014	8,364,000	8,826,362

Brocade Communications Systems, Inc.
6.875% due 1/15/2020	2,113,000	2,308,452

CA, Inc.
6.125% due 12/1/2014	1,614,000	1,743,409

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Capital One Financial
6.500% due 6/13/2013	$527,000	$535,358
6.150% due 9/1/2016	300,000	345,940

Carpenter Technology Corp.
7.060% due 5/21/2018	500,000	547,882
7.030% due 5/22/2018	8,000	8,756

Caterpillar Financial Services Corp.
4.250% due 4/15/2013	10,000	10,029

Centel Capital Corp.
9.000% due 10/15/2019	10,000	12,404

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	216,126

Chesapeake & Potomac Telephone Co.
7.150% due 5/1/2023	3,488,000	3,515,545
7.150% due 5/1/2023	54,000	54,405

Citigroup Funding, Inc.
4.250% due 12/15/2018 (b)	10,000	10,254

Citigroup, Inc.
5.850% due 7/2/2013	1,765,000	1,795,151
6.500% due 8/19/2013	1,463,000	1,502,593
6.000% due 12/13/2013	3,620,000	3,766,078
5.125% due 5/5/2014	3,000	3,140
5.000% due 9/15/2014	3,085,000	3,245,164
6.010% due 1/15/2015	244,000	264,930
4.875% due 5/7/2015	115,000	122,859
5.500% due 2/15/2017	180,000	202,163
6.125% due 11/21/2017	1,269,000	1,501,179
6.125% due 5/15/2018	176,000	210,568

Cleveland Electric Illuminating Co.
5.650% due 12/15/2013	306,000	317,070

Cliffs Natural Resources Inc.
3.950% due 1/15/2018	1,200,000	1,240,025
5.900% due 3/15/2020	16,201,000	17,719,617
4.875% due 4/1/2021	500,000	512,966

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,676,009
6.500% due 8/15/2016	1,250,000	1,440,910
6.950% due 1/15/2018	605,000	722,836

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Colgate-Palmolive Co.
0.005% due 4/4/2045 (a)	$779,000	$778,835

Colonial Realty LP
6.150% due 4/15/2013	1,557,000	1,565,434

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,125,720
6.150% due 12/15/2015	443,000	497,049

Commonwealth Edison Co.
7.625% due 4/15/2013	14,000	14,112
7.500% due 7/1/2013	21,000	21,462

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	22,437,991

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,494,784

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,387
5.750% due 6/24/2015 (b)	560,000	560,020
6.500% due 7/28/2015 (b)	138,000	137,092
6.250% due 5/15/2016	952,000	1,061,283
5.250% due 5/27/2020	208,000	208,036
6.000% due 8/26/2020 (b)	97,000	97,004

Countrywide Home Loans, Inc.
6.730% due 4/17/2013	93,000	93,356
6.000% due 1/24/2018	1,069,000	1,068,995
5.500% due 5/16/2018	240,000	234,674

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,785,000
6.125% due 1/15/2015	1,136,000	1,232,466
5.950% due 3/15/2017	854,000	994,278

Crane Co.
5.500% due 9/15/2013	45,000	45,801

Cytec Industries Inc.
4.600% due 7/1/2013	265,000	267,289

Darden Restaurants
7.125% due 2/1/2016	136,000	153,159

Dean Witter Discover & Co.
6.750% due 10/15/2013	287,000	297,190

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Dell Inc.
4.700% due 4/15/2013	$390,000	$391,577
1.400% due 9/10/2013	5,935,000	5,939,908

Dexia Credit Local
2.750% due 1/10/2014 (d)	5,000,000	5,063,165

Discover Financial Services
6.450% due 6/12/2017	590,000	692,888
10.250% due 7/15/2019	7,685,000	10,154,106

Domtar Corp.
5.375% due 12/1/2013	5,000	5,163
9.500% due 8/1/2016	580,000	685,290
10.750% due 6/1/2017	10,722,000	13,929,787

Dow Chemical Co.
5.300% due 3/15/2013	25,000	25,028
4.300% due 6/15/2013	30,000	30,253
6.850% due 8/15/2013	270,000	277,227
7.600% due 5/15/2014	723,000	781,878
5.900% due 2/15/2015	650,000	713,457
4.150% due 12/15/2017	60,000	60,451
5.050% due 9/15/2020	155,000	156,189

Dr Pepper Snapple Group, Inc.
6.120% due 5/1/2013	5,000	5,044

Duke Realty LP
4.625% due 5/15/2013	15,000	15,111

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,799,000	7,365,894

Eaton Corp.
4.900% due 5/15/2013	15,000	15,131

Electronic Data Systems
6.000% due 8/1/2013	9,581,000	9,783,897

Enbridge Energy Partners, L.P.
4.750% due 6/1/2013	25,000	25,190

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,548,520

Enel Finance Int'l. N.V.
6.250% due 9/15/2017 (d)	1,706,000	1,906,745
5.125% due 10/7/2019 (d)	5,000,000	5,307,340
5.125% due 10/7/2019	500,000	530,734

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Energy Transfer Partners, L.P.
6.000% due 7/1/2013	$277,000	$281,236

Entergy New Orleans, Inc.
5.250% due 8/1/2013	17,000	17,255

Exelon Generation Co., LLC
5.350% due 1/15/2014	121,000	125,748

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,922,567

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,160,037
7.750% due 6/15/2017	542,000	563,002
7.375% due 4/15/2018	17,937,000	20,582,707
5.800% due 5/15/2021 (d)	12,040,000	12,771,562

Fidelity National Financial, Inc.
6.600% due 5/15/2017	15,861,000	18,026,471

Fidelity National Information Services, Inc.
7.625% due 7/15/2017	26,928,000	28,981,260
7.875% due 7/15/2020	9,755,000	11,035,344

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,369,110

First Horizon National Corp.
5.375% due 12/15/2015	895,000	979,043

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,791,349
4.625% due 5/15/2013	7,718,000	7,768,483
5.050% due 1/15/2015	2,672,000	2,805,643
5.650% due 4/1/2016	5,247,000	5,765,734

Fortune Brands, Inc.
4.875% due 12/1/2013	123,000	126,426
6.375% due 6/15/2014	370,000	395,781
5.375% due 1/15/2016	10,000	11,123

Gazprom OAO Via Gaz Capital S.A.
8.125% due 7/31/2014 (d)	24,896,000	26,994,733
4.950% due 5/23/2016 (d)	5,000,000	5,314,100
9.250% due 4/23/2019 (d)	1,500,000	1,942,500

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp.
4.150% due 6/15/2013	$10,000	$10,074
6.500% due 10/15/2013	118,000	118,655
5.900% due 5/13/2014	450,000	479,110
5.600% due 7/15/2014	500,000	528,542
4.250% due 5/15/2015	40,000	39,991
5.250% due 6/15/2015	25,000	27,021
5.400% due 6/15/2015	59,000	63,386
4.250% due 7/15/2015	25,000	25,018
5.500% due 8/15/2015	30,000	32,976
5.450% due 1/15/2016	49,000	49,711
5.000% due 4/15/2016	45,000	49,054
5.000% due 5/15/2016	93,000	93,490
5.625% due 10/15/2016	40,000	40,041
5.700% due 10/15/2016	15,000	15,001
4.750% due 3/15/2017	395,000	398,482
4.750% due 4/15/2017	10,000	10,014
4.500% due 7/15/2017	247,000	247,432
5.000% due 3/15/2018	181,000	180,750
5.000% due 3/15/2018	127,000	125,740
5.100% due 4/15/2018	83,000	82,997
5.250% due 4/15/2018	130,000	130,220
6.750% due 4/15/2018	373,000	446,434
5.000% due 5/15/2018	115,000	114,984
6.300% due 5/15/2018	1,790,000	2,110,369
6.000% due 7/15/2018	57,000	65,444
6.000% due 7/15/2018	39,000	45,629
5.250% due 1/15/2019	41,000	41,059
5.750% due 5/15/2019	89,000	89,553
5.450% due 7/15/2019	50,000	50,443
5.500% due 7/15/2019	12,000	12,063
6.150% due 7/15/2019	80,000	80,028
5.250% due 9/15/2019	42,000	41,999
5.750% due 9/15/2019	25,000	25,019
5.750% due 9/15/2019	40,000	39,983
5.800% due 9/15/2019	40,000	39,997
5.000% due 10/15/2019	50,000	49,701
5.100% due 10/15/2019	33,000	32,668
5.250% due 10/15/2019	120,000	120,401
5.450% due 10/15/2019	34,000	34,079
5.500% due 10/15/2019	168,000	168,620
5.750% due 1/15/2020	100,000	100,976
5.125% due 3/15/2020	35,000	35,023
5.200% due 3/15/2020	23,000	22,999
5.400% due 3/15/2020	143,000	143,055

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Genworth Financial Inc.
8.625% due 12/15/2016	$8,264,000	$9,912,594
6.515% due 5/22/2018	17,629,000	19,826,173
7.700% due 6/15/2020	6,503,000	7,610,890
7.200% due 2/15/2021	423,000	485,312

Genworth Global Funding Trusts
5.750% due 5/15/2013	241,000	243,107
5.500% due 6/15/2013	260,000	261,852
5.350% due 7/15/2013	32,000	32,273
5.250% due 8/15/2013	33,000	33,150

Genworth Life Insurance Co.
5.875% due 5/3/2013 (d)	4,615,000	4,650,448

GFI Group Inc.
9.625% due 7/19/2018 (a)	551,000	506,920

GMAC LLC
6.000% due 7/15/2013	60,000	60,162
0.000% due 6/15/2015 (c)	1,250,000	1,157,812
6.350% due 2/15/2016 (b)	75,000	74,993
6.500% due 2/15/2016 (b)	100,000	100,056
6.500% due 9/15/2016 (b)	87,000	87,160
7.250% due 9/15/2017	259,000	259,141

Goldman Sachs Group, Inc.
4.750% due 7/15/2013	170,000	172,580
5.150% due 1/15/2014	1,037,000	1,076,453
5.625% due 1/15/2017	565,000	635,302
5.950% due 1/18/2018	9,647,000	11,283,286

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	35,938

Harley-Davidson
15.000% due 2/1/2014	500,000	560,537
5.750% due 12/15/2014 (d)	3,800,000	4,120,161

Harsco Corp.
5.125% due 9/15/2013	146,000	149,367

Hartford Financial Services
4.625% due 7/15/2013	2,186,000	2,216,484
4.750% due 3/1/2014	845,000	872,804
6.300% due 3/15/2018	12,311,000	14,784,058

Hartford Life Insurance Co.
5.050% due 7/15/2013	35,000	35,344

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hasbro, Inc.
6.125% due 5/15/2014	$1,000,000	$1,060,831

HCP, Inc.
5.650% due 12/15/2013	1,573,000	1,633,422
6.000% due 3/1/2015	5,879,000	6,402,995
7.072% due 6/8/2015	703,000	782,344

Hewlett-Packard Co.
1.250% due 9/13/2013	2,157,000	2,161,732
6.125% due 3/1/2014	631,000	662,819
1.550% due 5/30/2014	2,443,000	2,454,106
2.600% due 9/15/2017	4,673,000	4,678,538
5.500% due 3/1/2018	13,866,000	15,358,093

Horace Mann Educators Corp.
6.850% due 4/15/2016	8,307,000	9,026,104

Hospitality Properties Trust
7.875% due 8/15/2014	10,038,000	10,636,917
5.125% due 2/15/2015	2,114,000	2,212,578
6.300% due 6/15/2016	271,000	301,561
5.625% due 3/15/2017	2,651,000	2,945,892
6.700% due 1/15/2018	1,047,000	1,203,190

HRPT Properties Trust
5.750% due 2/15/2014	1,280,000	1,307,534
5.750% due 11/1/2015	3,321,000	3,605,294
6.250% due 8/15/2016	2,520,000	2,767,928
6.250% due 6/15/2017	1,860,000	2,032,389
6.650% due 1/15/2018	21,869,000	24,868,137

HSBC Finance Corp.
5.650% due 3/15/2013	71,000	71,022
6.000% due 4/15/2013	74,000	74,277
5.350% due 7/15/2013	39,000	39,586
5.750% due 7/15/2013	494,000	502,307
3.850% due 9/15/2013 (a)	366,000	371,398
4.080% due 10/10/2013 (a)	331,000	335,260
1.850% due 12/15/2013	33,000	33,106
3.860% due 1/10/2014 (a)	335,000	342,574
2.500% due 2/15/2014	690,000	696,154
4.950% due 3/15/2014	10,000	10,285
5.600% due 4/15/2014	75,000	78,138
5.500% due 7/15/2014	30,000	31,407
6.000% due 8/15/2014	553,000	587,326
6.000% due 8/15/2014	67,000	71,309
5.800% due 9/15/2014	153,000	162,802
5.850% due 9/15/2014	325,000	343,793
5.650% due 10/15/2014	30,000	32,054

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HSBC Finance Corp. (continued)
5.750% due 10/15/2014	$274,000	$294,103
5.350% due 11/15/2014	30,000	32,054
5.600% due 2/15/2018	250,000	279,671

Hyatt Hotels Corp.
5.750% due 8/15/2015 (d)	100,000	109,175

Iberdrola Finance Ireland Ltd.
3.800% due 9/11/2014 (d)	6,000,000	6,171,624
5.000% due 9/11/2019 (d)	12,453,000	13,193,082

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,122,854

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,087,612

International Paper Co.
5.500% due 1/15/2014	50,000	51,775
7.400% due 6/15/2014	25,000	26,953

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,031,868

Jabil Circuit, Inc.
7.750% due 7/15/2016	5,345,000	6,160,112
8.250% due 3/15/2018	8,880,000	10,678,200

Jefferson-Pilot Corp.
4.750% due 1/30/2014	4,018,000	4,162,841

John Hancock Life Ins. Co.
4.800% due 10/15/2013	5,000	5,091
4.750% due 11/15/2013	5,000	5,101
5.000% due 12/15/2013	5,000	5,123
5.450% due 9/15/2015	201,000	216,985
5.450% due 10/15/2015	29,000	31,469
5.500% due 11/15/2015	75,000	81,406
5.250% due 12/15/2015	25,000	27,016
5.500% due 12/15/2015	25,000	27,183
5.000% due 4/15/2016	60,000	64,872

JPMorgan Chase & Co.
5.250% due 5/15/2018	65,000	64,399
5.250% due 3/15/2019	20,000	20,002

Korea Development Bank
5.750% due 9/10/2013	30,000	30,738
8.000% due 1/23/2014	583,000	618,855

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Korea Electric Power Corp.
7.750% due 4/1/2013	$33,000	$33,159

Lexmark International, Inc.
5.900% due 6/1/2013	17,324,000	17,526,171
6.650% due 6/1/2018	3,370,000	3,754,045

Liberty Property LP
5.650% due 8/15/2014	36,000	38,267

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,700,164

Macy's Retail Holdings, Inc.
7.625% due 8/15/2013	31,000	31,867

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	347,000	348,618

Marriott International, Inc.
5.810% due 11/10/2015	373,000	412,570

Masco Corp.
7.125% due 8/15/2013	4,402,000	4,500,508
4.800% due 6/15/2015	1,456,000	1,536,118
6.125% due 10/3/2016	4,502,000	4,998,152
5.850% due 3/15/2017	2,899,000	3,161,226
6.625% due 4/15/2018	11,491,000	12,876,585

Maxim Integrated Products, Inc.
3.450% due 6/14/2013	15,000	15,119

Maytag Corp.
5.000% due 5/15/2015	50,000	52,940

MBNA Corp.
5.000% due 6/15/2015	800,000	854,494

McKesson Corp.
6.500% due 2/15/2014	6,000	6,338

Medco Health Solutions, Inc.
6.125% due 3/15/2013	64,000	64,102

Merrill Lynch & Co.
6.150% due 4/25/2013	844,000	850,423
0.000% due 8/30/2013 (c)	239,000	237,042
5.000% due 2/3/2014	259,000	268,593
5.450% due 7/15/2014	1,082,000	1,142,549
5.000% due 1/15/2015	343,000	365,679

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Merrill Lynch & Co. (continued)
5.300% due 9/30/2015	$1,712,000	$1,878,180
6.050% due 5/16/2016	3,000,000	3,346,911
6.400% due 8/28/2017	3,048,000	3,578,273
6.875% due 4/25/2018	233,000	282,465
6.500% due 7/15/2018	2,668,000	3,170,467
6.875% due 11/15/2018	2,316,000	2,822,813
8.400% due 11/1/2019	310,000	383,832

Metropolitan Edison Co.
4.950% due 3/15/2013	150,000	150,192

Morgan Stanley
2.875% due 1/24/2014	301,000	306,618
4.750% due 4/1/2014	4,268,000	4,415,037
6.000% due 5/13/2014	695,000	734,777
6.000% due 4/28/2015	3,753,000	4,096,925
4.000% due 7/24/2015	200,000	211,056
5.375% due 10/15/2015	1,000,000	1,091,626
5.750% due 10/18/2016	2,178,000	2,451,352
6.250% due 8/28/2017	2,800,000	3,248,622
5.950% due 12/28/2017	2,933,000	3,396,059
6.625% due 4/1/2018	10,152,000	12,080,707
7.300% due 5/13/2019	4,020,000	4,986,432
6.250% due 7/8/2019 (b)	95,000	100,376
5.625% due 9/23/2019	400,000	462,733
5.500% due 1/26/2020	10,000	11,380
4.000% due 7/30/2020 (b)	6,400,000	6,444,794
4.000% due 8/19/2020 (b)	979,000	980,682
4.000% due 9/22/2020 (b)	175,000	176,323
3.500% due 10/15/2020 (b)	295,000	299,013

Mylan Inc.
7.625% due 7/15/2017 (d)	30,567,000	34,116,043
7.875% due 7/15/2020 (d)	3,600,000	4,199,227

Nabisco, Inc.
7.550% due 6/15/2015	50,000	57,395

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	259,980

National City Bank of Indiana
4.250% due 7/1/2018	200,000	223,446

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,725,197

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
National Rural Utilities
4.250% due 8/15/2013	$42,000	$42,558
7.300% due 11/15/2013	50,000	51,988
7.200% due 10/1/2015	30,000	33,818

NationsBank Corp.
0.000% due 8/15/2013 (c)	255,000	253,246
7.750% due 8/15/2015	2,251,000	2,551,997

Navigators Group, Inc.
7.000% due 5/1/2016	12,654,000	13,904,000

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	43,985

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	228,002

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	210,496

Northern Rock Asset Management PLC
5.625% due 6/22/2017 (d)	2,500,000	2,903,325

Odyssey Re Holdings Corp.
7.650% due 11/1/2013	174,000	181,026

Ohio Casualty Corp.
7.300% due 6/15/2014	437,000	466,702

Owens Corning
6.500% due 12/1/2016	2,737,000	3,088,984

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	53,190

Petrobras Argentina S.A.
5.875% due 5/15/2017 (d)	9,000,000	9,513,000
5.875% due 5/15/2017	11,794,000	12,466,258

Petrohawk Energy Corp.
7.875% due 6/1/2015	208,000	216,040
7.250% due 8/15/2018	3,700,000	4,146,072

Pitney Bowes Inc.
5.750% due 9/15/2017	67,000	72,093
6.250% due 3/15/2019	918,000	1,009,496
5.250% due 1/15/2037	36,196,000	36,925,603

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	$14,118,000	$15,733,410

PNC Funding Corp.
5.250% due 11/15/2015	352,000	392,286

PPL Energy Supply, LLC
6.300% due 7/15/2013	5,000	5,101
5.400% due 8/15/2014	15,000	15,913
6.500% due 5/1/2018	1,000,000	1,186,888

Principal Life Income Funding Trusts
3.644% due 4/1/2016 (a)	50,000	52,833

Progressive Corp.
7.000% due 10/1/2013	25,000	25,953

Prologis, Inc.
7.375% due 10/30/2019	5,000	6,275
6.875% due 3/15/2020	10,000	12,305

Protective Life Corp.
4.300% due 6/1/2013	502,000	506,256
4.875% due 11/1/2014	820,000	855,201

Protective Life Secured Trusts
4.250% due 3/15/2013	18,000	18,016
4.500% due 3/15/2013	20,000	20,019
5.000% due 5/15/2013	17,000	17,119
5.000% due 6/15/2013	20,000	20,239
4.850% due 10/15/2013	40,000	40,739

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,239,057

Prudential Financial, Inc.
4.600% due 3/15/2013	12,000	12,008
4.750% due 4/1/2014	5,000	5,220
5.100% due 9/20/2014	225,000	239,693
6.200% due 1/15/2015	1,100,000	1,205,451
5.000% due 3/16/2015	140,000	146,609
6.000% due 10/15/2018	49,000	48,995
6.000% due 10/15/2018	124,000	124,543
6.050% due 10/15/2018	116,000	116,363
5.350% due 4/15/2019	6,000	5,948

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,463,130
8.600% due 8/15/2016	327,000	367,875
6.125% due 1/15/2017	2,791,000	2,909,617

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Regions Bank / Birmingham AL
7.500% due 5/15/2018	$15,723,000	$19,182,060

Regions Financial Corp.
4.875% due 4/26/2013	5,164,000	5,194,571
7.750% due 11/10/2014	1,170,000	1,289,925

Retail Property Trust
7.180% due 9/1/2013 (d)	25,000	25,715

RJ Reynolds Tobacco Holdings, Inc.
9.250% due 8/15/2013	2,827,000	2,915,844

Rohm & Haas Co.
5.600% due 3/15/2013	41,000	41,055

RPM Int'l., Inc.
6.250% due 12/15/2013	15,080,000	15,662,872

Ryder System, Inc.
6.000% due 3/1/2013	85,000	85,000
5.850% due 3/1/2014	45,000	47,038

Safeway Inc.
6.250% due 3/15/2014	435,000	456,506

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	7,000,000	7,324,002

Simon Property Group, LP
5.750% due 12/1/2015	1,089,000	1,220,341
6.100% due 5/1/2016	1,000,000	1,146,999

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	17,443,954

SLM Corp.
4.500% due 3/15/2013	54,000	54,002
4.700% due 6/15/2013	20,000	20,020
4.750% due 6/15/2013	24,000	24,028
4.800% due 6/15/2013	25,000	25,032
4.214% due 9/15/2013 (a)	91,000	92,929
4.300% due 12/15/2013	2,000	1,998
5.150% due 12/15/2013	60,000	60,331
5.250% due 12/15/2013	30,000	30,188
3.884% due 1/31/2014 (a)	127,000	129,722
4.700% due 3/15/2014	25,000	25,056
4.950% due 3/15/2014	15,000	15,071
5.150% due 3/15/2014	10,000	10,067
3.564% due 4/1/2014 (a)	155,000	157,933

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
5.375% due 5/15/2014	$1,043,000	$1,088,682
4.144% due 6/2/2014 (a)	70,000	71,100
5.050% due 11/14/2014	142,000	149,820
3.514% due 12/15/2014 (a)	444,000	445,292
5.000% due 4/15/2015	425,000	450,536
3.714% due 9/15/2015 (a)	90,000	91,949
5.000% due 9/15/2015	55,000	55,003
5.000% due 9/15/2015	140,000	140,008
5.000% due 9/15/2015	46,000	46,003
5.250% due 9/15/2015	75,000	75,012
3.814% due 12/15/2015 (a)	128,000	125,942
5.150% due 3/15/2017	3,085,000	3,077,287
4.800% due 6/15/2017 (b)	59,000	58,007
5.100% due 6/15/2017 (b)	17,000	16,905
5.250% due 3/15/2018	5,000	4,981
5.450% due 3/15/2018	74,000	74,018
5.600% due 3/15/2018	30,000	30,009
5.000% due 6/15/2018	122,000	122,666
5.600% due 6/15/2018	29,000	29,016
6.000% due 6/15/2018 (b)	35,000	35,110
8.450% due 6/15/2018	9,790,000	11,576,675
5.450% due 12/15/2018 (b)	35,000	35,010
5.250% due 3/15/2019	37,000	36,631
5.500% due 3/15/2019	300,000	300,093
5.500% due 3/15/2019 (b)	330,000	330,101
5.900% due 3/15/2019 (b)	15,000	15,007
6.000% due 3/15/2019 (b)	40,000	40,021
6.000% due 3/15/2019 (b)	54,000	54,028
6.200% due 3/15/2019 (b)	44,000	44,026
5.190% due 4/24/2019	731,000	727,327
4.014% due 5/3/2019 (a)	217,000	203,518
5.000% due 6/15/2019	45,000	43,911
5.000% due 6/15/2019	10,000	9,758
5.150% due 6/15/2019	10,000	9,838
6.000% due 6/15/2019	25,000	25,013
6.000% due 6/15/2019	65,000	65,034
5.500% due 9/15/2019	5,000	4,975
6.000% due 9/15/2019	18,000	18,009
8.000% due 3/25/2020	15,598,000	18,054,685
6.000% due 9/15/2020 (b)	15,000	15,007
6.250% due 9/15/2020 (b)	154,000	154,085
6.500% due 12/15/2020 (b)	21,000	21,013
6.750% due 12/15/2020 (b)	306,000	306,226
6.750% due 12/15/2020 (b)	95,000	95,070
7.000% due 3/15/2021 (b)	250,000	249,991
7.250% due 3/15/2021 (b)	5,000	5,000
5.000% due 6/15/2021 (b)	42,000	42,001
6.000% due 6/15/2021	30,000	29,341
6.000% due 6/15/2021	20,000	19,553

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
6.000% due 6/15/2021	$369,000	$362,364
6.150% due 6/15/2021	265,000	262,750
6.150% due 6/15/2021	152,000	150,710
7.000% due 6/15/2021 (b)	194,000	194,159
6.100% due 9/15/2021	64,000	63,994
5.400% due 4/25/2023 (b)	70,000	65,028

Sonoco Products Co.
6.500% due 11/15/2013	20,000	20,569

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	980,000

Staples, Inc.
9.750% due 1/15/2014	1,375,000	1,478,643

State Bank of India/London
4.125% due 8/1/2017 (d)	8,000,000	8,394,952

Steelcase Inc.
6.375% due 2/15/2021	785,000	867,078

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,255,267
9.625% due 4/15/2015	6,369,000	7,376,678

SunTrust Bank
5.000% due 9/1/2015	690,000	751,827
5.450% due 12/1/2017	51,000	57,556

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,881
7.450% due 7/1/2018	130,000	160,038

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,483,143

Telecom Italia
5.250% due 11/15/2013	9,797,000	10,023,311
6.175% due 6/18/2014	819,000	854,718
4.950% due 9/30/2014	1,335,000	1,381,725
5.250% due 10/1/2015	5,558,000	5,831,726
6.999% due 6/4/2018	17,182,000	19,448,426
7.175% due 6/18/2019	735,000	837,146

Textron Financial Corp.
5.400% due 4/28/2013	2,023,000	2,033,157
6.200% due 3/15/2015	14,000	15,301

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Torchmark Corp.
7.375% due 8/1/2013	$1,415,000	$1,451,438
6.375% due 6/15/2016	1,056,000	1,190,998

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,850,158

Transocean Inc.
5.250% due 3/15/2013	287,000	287,402

21st Century Insurance Group
5.900% due 12/15/2013	40,000	41,347

Tyco Electronics Group
5.950% due 1/15/2014	792,000	827,148

UDR, Inc.
6.050% due 6/1/2013	35,000	35,439
5.500% due 4/1/2014	2,386,000	2,496,582
5.250% due 1/15/2015	690,000	740,103

UnionBanCal Corp.
5.250% due 12/16/2013	2,000,000	2,072,768

United Telephone of Florida
6.875% due 7/15/2013	15,000	15,258

Unitrin, Inc.
6.000% due 11/30/2015	9,753,000	10,655,855
6.000% due 5/15/2017	8,837,000	9,781,507

Universal Corp.
5.200% due 10/15/2013	30,000	30,674

Unum Group
7.125% due 9/30/2016	3,200,000	3,740,269

UnumProvident Group
6.850% due 11/15/2015 (d)	1,900,000	2,135,248

Vectren Utility Holdings, Inc.
6.250% due 4/1/2039	88,000	88,290

Veolia Environnement S.A.
5.250% due 6/3/2013	15,000	15,136

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,654,727
4.875% due 2/1/2015	500,000	537,186
5.000% due 8/15/2015	1,750,000	1,916,915
5.600% due 3/15/2016	50,000	56,366
5.625% due 10/15/2016	200,000	228,981

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Weatherford International Ltd.
5.150% due 3/15/2013	$279,000	$279,311
4.950% due 10/15/2013	10,026,000	10,282,936

Weingarten Realty Investors
4.857% due 1/15/2014	760,000	782,634

Wells Fargo & Co.
5.750% due 5/16/2016	200,000	227,590

Western Union Co.
5.930% due 10/1/2016	28,095,000	31,015,560

Westinghouse Credit
8.875% due 6/14/2014	47,000	51,380

Weyerhaeuser Co.
7.500% due 3/1/2013	56,000	56,000
6.950% due 8/1/2017	195,000	229,182

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (d)	15,135,000	17,033,474

Willamette Industries, Inc.
7.125% due 7/22/2013	280,000	283,529

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	2,055,301

Wilmington Trust Corp.
4.875% due 4/15/2013	608,000	610,293

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,990,127
5.750% due 2/1/2018	2,020,000	2,324,083

Wynn Las Vegas LLC
7.875% due 11/1/2017	21,704,000	23,304,670
7.875% due 5/1/2020	1,822,000	2,033,807
7.750% due 8/15/2020	10,296,000	11,505,780

Xerox Corp.
8.250% due 5/15/2014	3,125,000	3,385,878

XL Capital
5.250% due 9/15/2014	4,220,000	4,465,507

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Yum! Brands, Inc.
6.250% due 4/15/2016	$791,000	$902,231

Zions Bancorporation
2.000% due 3/5/2013	36,000	36,000
7.750% due 9/23/2014	10,297,000	11,246,579
3.500% due 9/15/2015	4,722,000	4,749,369
2.550% due 11/16/2015	1,856,000	1,860,313
5.500% due 5/10/2016	2,858,000	2,849,363
4.000% due 6/20/2016	60,000	61,650
5.000% due 8/1/2016	3,640,000	3,687,240
5.250% due 11/7/2016	1,042,000	1,049,067
4.500% due 3/27/2017	1,125,000	1,203,183

Total Corporate Bonds		1,393,859,626

Federal Agency Mortgage-Backed Securities - 0.1%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	8,107	8,286
7.000% due 7/1/2015, Pool #53-5461F	5,129	5,401
8.000% due 9/1/2015, Pool #53-5460F	12,031	12,718
6.000% due 10/1/2037, Pool #88-8736F	486,336	528,119
6.000% due 3/1/2038, Pool #25-7134F	338,393	367,466

Freddie Mac
4.500% due 5/1/2018, Pool #P1-0032	51,691	53,509
6.500% due 12/1/2018, Pool #C9-0241	42,969	47,641
6.000% due 11/1/2021, Pool #G1-2449	89,042	97,860
6.000% due 2/1/2022, Pool #G1-2758	141,156	156,065

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	2,742	2,934
5.500% due 7/20/2018, Pool #00-3411M	13,369	14,391
7.000% due 5/15/2033, Pool #78-2071X	57,073	68,673
5.500% due 6/20/2038, Pool #00-4163M	77,490	81,911

Total Federal Agency Mortgage-Backed Securities		1,444,974

Taxable Municipal Bonds - 2.5%
Casino Reinvestment Development Authority
5.340% due 6/1/2020	2,915,000	2,969,423

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	24,032,562
3.875% due 2/1/2017	8,000,000	7,825,280
4.375% due 2/1/2019	5,500,000	5,309,150

Total Taxable Municipal Bonds		40,136,415

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

United States Government & Agency Issues - 0.0%
Tennessee Valley Authority
0.000% due 11/1/2013 (c)	$15,000	$14,915

Total United States Government & Agency Issues		14,915

TOTAL BONDS (COST $1,484,426,508)		1,535,873,231

SHORT-TERM INVESTMENTS - 1.9%

Commercial Paper - 1.9%
Natixis U.S. Finance Co.
0.180% due 3/1/2013	30,825,000	30,825,000

Total Commercial Paper		30,825,000

	Shares
Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.113% (a)	4,313	4,313

Total Money Market Funds		4,313

TOTAL SHORT-TERM INVESTMENTS (COST $30,829,313)		30,829,313

TOTAL INVESTMENTS - 98.9% (COST $1,515,255,821)		1,566,702,544

NET OTHER ASSETS AND LIABILITIES - 1.1%		16,773,319

NET ASSETS - 100.0%		$1,583,475,863

(a) Interest rate shown represents the current coupon rate at February 28, 2013.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Zero-coupon security.
(d) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

At February 28, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$1,515,255,821
Unrealized appreciation	$54,858,933
Unrealized depreciation	$(3,412,210)
Net unrealized appreciation (depreciation)	$51,446,723

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2013

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of February 28, 2013.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2013:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$103,736,259	$-	$-	$103,736,259
Short-term securities	772	-	-	772
Total Assets	$103,737,031	$-	$-	$103,737,031

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$27,659,669	$-	$-	$27,659,669
Short-term securities	803	-	-	803
Total Assets	$27,660,472	$-	$-	$27,660,472

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$1,535,873,231	$-	$1,535,873,231
Short-term securities	$4,313	30,825,000	-	30,829,313
Total Assets	$4,313	$1,566,698,231	$-	$1,566,702,544

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal quarter ended February 28, 2013. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of April, 2013.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of April, 2013.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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